COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2016	$6,076
2017	6,637
2018	6,302
2019	5,308
2020 and thereafter	21,679

Total minimum lease payments *)	$46,002

*)	Minimum payments have been reduced by minimum sublease rental of $835 due in the future under non-cancelable subleases.